Related Party Information - Schedule of Allowance for Related Party Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Balance	$ 10,446	$ 9,020
Additions		1,618
Reversal		(192)
Balance	$ 10,446	$ 10,446